Share-based Payment - Summary of Employee Share Options (Detail)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | $ / shares	$ 76.12	$ 74.22	$ 74.99
Forfeited | $ / shares		91.64	79.23
Exercised during the year | $ / shares	20.28	41.43
Outstanding, end of year | $ / shares	$ 86.62	$ 76.12	$ 74.22
Outstanding, beginning of year	17,821,000	21,460,000	25,344,000
Granted	0	0	0
Forfeited		(1,702,000)	(3,884,000)
Exercised during the year	(2,821,000)	(1,937,000)
Outstanding, end of year	15,000,000	17,821,000	21,460,000
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year | $ / shares	$ 109.47	$ 140.87
Granted | $ / shares	60.78	82.6
Forfeited | $ / shares	286.29	152.7
Exercised during the year | $ / shares	112.47	141.69
Outstanding, end of year | $ / shares	$ 83.73	$ 109.47	$ 140.87
Outstanding, beginning of year	3,042,000	1,958,000
Granted	40,000	1,590,000
Forfeited	(325,000)	(223,000)
Exercised during the year	(402,000)	(283,000)
Outstanding, end of year	2,355,000	3,042,000	1,958,000